Other Information - Auditors' Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Auditors Remuneration [Line Items]
Audit services	€ 18,360	€ 21,630
Audit-related services	1,630	1,230
Total	19,990	22,860
PwC Auditores, S.L.
Auditors Remuneration [Line Items]
Audit services	7,390	11,230
Audit-related services	820	620
Total	8,210	11,850
Other PwC
Auditors Remuneration [Line Items]
Audit services	10,970	10,400
Audit-related services	810	610
Total	€ 11,780	€ 11,010